Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investment [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

	Year Ended December 31,
	2019	2018
Beginning balance	$92,281	$—
Investment in Scorpio Tankers	—	100,000
Investment in 2020 Bulkers	1,500	—
Sale of investment in 2020 Bulkers	(1,547)	—
Special dividend of Scorpio Tankers shares to Company stockholders	(33,699)	—
Gain (loss) from change in fair value and dividend income from the investment Scorpio Tankers	114,716	(7,719)
Realized gain on investment in 2020 Bulkers	47	—
Equity investments at fair value	$173,298	$92,281
Dividend income from Scorpio Tankers common stock	$2,163	$541